Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Beginning balance	$ 105,207	$ 104,568
Goodwill acquired	210	481
Foreign Currency Translation Adjustments	(18)	167
Other	50	(9)
Ending balance	105,449	105,207
Business Solutions [Member]
Goodwill [Roll Forward]
Beginning balance	45,364	45,351
Goodwill acquired	0	22
Foreign Currency Translation Adjustments	0	0
Other	31	(9)
Ending balance	45,395	45,364
Entertainment Group [Member]
Goodwill [Roll Forward]
Beginning balance	39,053	38,673
Goodwill acquired	210	380
Foreign Currency Translation Adjustments	12	0
Other	5	0
Ending balance	39,280	39,053
Consumer Mobility [Member]
Goodwill [Roll Forward]
Beginning balance	16,526	16,512
Goodwill acquired	0	14
Foreign Currency Translation Adjustments	0	0
Other	14	0
Ending balance	16,540	16,526
International [Member]
Goodwill [Roll Forward]
Beginning balance	4,264	4,032
Goodwill acquired	0	65
Foreign Currency Translation Adjustments	(30)	167
Other	0	0
Ending balance	$ 4,234	$ 4,264